Commitments, Contingent Liabilities and Guarantees (Narrative) (Details) (USD $)	Dec. 31, 2012
Commitments, Contingent Liabilities and Guarantees [Abstract]
Loss Contingency, Estimate of Possible Loss	$ 2,323,000
Provision for Loss on Contracts	$ 0